Accumulated Other Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)	Comprehensive Income Information
Changes in Accumulated Other Comprehensive Income (Loss) by Component
The table below presents the changes in accumulated other comprehensive income (loss) (“AOCI”), including the reclassifications out of AOCI by component:
Three months ended September 30, 2024

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension	Cash Flow Hedging	Total Accumulated Other Comprehensive Income (Loss)
Balance at June 30, 2024, net of tax:	$(432)	$(512)	$1	$(943)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	179	—	(15)	164
Amounts reclassified out	—	13	—	13
Total other comprehensive income (loss), before tax	179	13	(15)	177
Tax effect	—	(3)	4	1
Total other comprehensive income (loss), net of tax	179	10	(11)	178
Transfers from 3M, net of tax	—	—	—	—
Balance at September 30, 2024, net of tax:	$(253)	$(502)	$(10)	$(765)
Three months ended September 30, 2023

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension	Total Accumulated Other Comprehensive Income (Loss)
Balance at June 30, 2023, net of tax:	$(414)	$7	$(407)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(134)	—	(134)
Amounts reclassified out	—	—	—
Total other comprehensive income (loss), before tax	(134)	—	(134)
Tax effect	—	—	—
Total other comprehensive income (loss), net of tax	(134)	—	(134)
Transfers from 3M, net of tax	—	—	—
Balance at September 30, 2023, net of tax:	$(548)	$7	$(541)
Nine months ended September 30, 2024

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension	Cash Flow Hedging	Total Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2023, net of tax:	$(347)	$10	$—	$(337)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	56	—	(13)	43
Amounts reclassified out	38	26	—	64
Total other comprehensive income (loss), before tax	94	26	(13)	107
Tax effect	—	(6)	3	(3)
Total other comprehensive income (loss), net of tax	94	20	(10)	104
Transfers from 3M, net of tax	—	(532)	—	(532)
Balance at September 30, 2024, net of tax:	$(253)	$(502)	$(10)	$(765)
Nine months ended September 30, 2023

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension	Total Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2022, net of tax:	$(504)	$7	$(497)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(44)	—	(44)
Amounts reclassified out	—	—	—
Total other comprehensive income (loss), before tax	(44)	—	(44)
Tax effect	—	—	—
Total other comprehensive income (loss), net of tax	(44)	—	(44)
Transfers from 3M, net of tax	—	—	—
Balance at September 30, 2023, net of tax:	$(548)	$7	$(541)
Additional details on the amounts reclassified from accumulated other comprehensive income (loss) into consolidated income include:
•Cumulative translation adjustment: amounts were reclassified into other expense (income), net and were related to charges associated with the substantial liquidation of foreign operations completed as part of our separation from 3M.
•Defined benefit pension plans adjustment: amounts were reclassified into other expense (income), net (see Note 9).
•The tax effects, if applicable, associated with these reclassifications were reflected in provision for income taxes.
Accumulated Other Comprehensive Income (Loss)
Changes in Accumulated Other Comprehensive Income (Loss) by Component

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension Plans Adjustment	Total Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2021, net of tax	$107	$(37)	$70
Other comprehensive income (loss), before tax
Amounts before reclassification	(280)	10	(270)
Amounts reclassified out	—	3	3
Total other comprehensive income (loss), before tax	(280)	13	(267)
Tax effect	—	(3)	(3)
Total other comprehensive income (loss), net of tax	(280)	10	(270)
Balance at December 31, 2021, net of tax	$(173)	$(27)	$(200)
Other comprehensive income (loss), before tax
Amounts before reclassification	(331)	45	(286)
Amounts reclassified out	—	2	2
Total other comprehensive income (loss), before tax	(331)	47	(284)
Tax effect	—	(13)	(13)
Total other comprehensive income (loss), net of tax	(331)	34	(297)
Balance at December 31, 2022, net of tax	$(504)	$7	$(497)
Other comprehensive income (loss), before tax
Amounts before reclassification	157	(50)	107
Amounts reclassified out	—	—	—
Total other comprehensive income (loss), before tax	157	(50)	107
Tax effect	—	17	17
Total other comprehensive income (loss), net of tax	157	(33)	124
Transfers from 3M, net of tax	—	36	36
Balance at December 31, 2023, net of tax	$(347)	$10	$(337)
Income taxes are not provided for foreign translation relating to permanent investments in international subsidiaries. Reclassification adjustments are made to avoid double counting in comprehensive income items that are subsequently recorded as part of net income.
Defined Benefit Pension Reclassification out of Accumulated Other Comprehensive Income (Loss)

	For the years ended December 31,
(Millions)	2023	2022	2021
Gains (losses) associated with defined benefit pension plans amortization, before tax
Transition asset	$—	$1	$1
Net actuarial loss	(1)	1	2
Settlements	1	—	—
Total reclassification, before tax	—	2	3
Tax effect	—	—	(1)
Total, net of tax	$—	$2	$2